iShares®

iShares Trust

Supplement dated June 30, 2014

to the Summary Prospectus

dated December 1, 2013 for the

iShares Developed Small-Cap ex North America ETF (IFSM) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes will take effect for the Fund on or around August 29, 2014 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares Developed Small-Cap ex North America ETF	iShares MSCI Europe Small-Cap ETF
Underlying Index	FTSE Developed Small Cap ex-North America Index	MSCI Europe Small Cap Index
Index Provider	FTSE International Limited	MSCI, Inc.
Investment Objective	The iShares Developed Small-Cap ex North America ETF seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada.	The iShares MSCI Europe Small-Cap ETF seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe.

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Europe Small Cap Index (the “Underlying Index”), which is a free float-adjusted, market capitalization-weighted index that captures small cap representation across the 15 developed markets countries in Europe. The Underlying Index covers approximately 14% of the free float-adjusted market capitalization in the European equity universe. As of May 31, 2014, the Underlying Index was comprised of stocks of companies in the following countries or regions: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Components primarily include industrials, financials and consumer discretionary companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The second full paragraph on page S-3 of the Summary Prospectus, in the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI, Inc. (“MSCI”).

Changes in the Fund’s Principal Risks

The section of the Summary Prospectus entitled “Summary of Principal Risks” is amended to delete Consumer Services Industry Risk, to delete the references to “Asian Economic Risk” and “European Economic Risk” and replace them with the reference to “Risk of Investing in Europe” in Non-U.S. Securities Risk, and to add the following:

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Risk of Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled, or have significant operations, in member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries.

The Fund may incur transaction costs as a result of the change in Underlying Index described above.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates. IS-A-IFSM-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated June 30, 2014

to the Prospectus dated December 1, 2013 and

the Statement of Additional Information dated December 1, 2013

(as revised June 17, 2014) (“SAI”)

for the iShares Developed Small-Cap ex North America ETF (IFSM) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on or around August 29, 2014 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares Developed Small-Cap ex North America ETF	iShares MSCI Europe Small-Cap ETF
Underlying Index	FTSE Developed Small Cap ex-North America Index	MSCI Europe Small Cap Index
Index Provider	FTSE International Limited	MSCI, Inc.
Investment Objective	The iShares Developed Small-Cap ex North America ETF seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada.	The iShares MSCI Europe Small-Cap ETF seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe.

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Europe Small Cap Index (the “Underlying Index”), which is a free float-adjusted, market capitalization-weighted index that captures small cap representation across the 15 developed markets countries in Europe. The Underlying Index covers approximately 14% of the free float-adjusted market capitalization in the European equity universe. As of May 31, 2014, the Underlying Index was comprised of stocks of companies in the following countries or regions: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Components primarily include industrials, financials and consumer discretionary companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The full second paragraph on page S-3 of the Prospectus, I the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI, Inc. (“MSCI”).

Changes in the Fund’s Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete Consumer Services Industry Risk, to delete the references to “Asian Economic Risk” and “European Economic Risk” and replace them with the reference to “Risk of Investing in Europe” in Non-U.S. Securities Risk, and to add the following:

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Risk of Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled, or have significant operations, in member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries.

The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to delete Asian Economic Risk, to delete Consumer Services Industry Risk, to delete European Economic Risk and to add the following:

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Risk of Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled, or have significant operations, in member countries of the EU. The EU requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.

The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. The Fund’s investments could be negatively impacted by any economic or political instability in any European country.

Changes in the Fund’s Other Risks

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to delete Australasian Economic Risk, to delete Basic Materials Industry Risk and to add the following:

Materials Sector Risk. Companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Also, companies in the materials sector are at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

The section of the SAI entitled “The FTSE Global Equity Index Series” is deleted in its entirety. The section of the SAI entitled “The MSCI Indexes” is amended to add the following:

MSCI Europe Small Cap Index

Number of Components: approximately 875 (as of May 30, 2014)

Index Description. The MSCI Europe Small Cap Index is a free float-adjusted, market capitalization-weighted index that captures small cap representation across the 15 developed markets countries in Europe. The Index covers approximately 14% of the free float-adjusted market capitalization in the European equity universe. As of May 31, 2014, the Index was comprised of stocks of companies in the following countries or regions: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

The Fund may incur transaction costs as a result of the change in Underlying Index described above.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-IFSM-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE